                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2002


Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AEW Management and Advisors, L.P.
Address:  Two Seaport Lane
          Boston, MA  02210-2021


13F File Number:  0001180159

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James J. Finnegan
Title: Vice President of AEW Investment Group Inc., General Partner of AEW Management and Advisors, L.P.
Phone:  (617) 261-9324

Signature, Place and Date of Signing:

                                                  BOSTON, MASSACHUETTS                 FEBRUARY 10, 2003
------------------------------                ------------------------------         ----------------------
       [Signature]                                   [City, State]                           [Date]

Report Type  (Check only one.):

[ ] 13F HOLDING REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name

26-6538                             AEW Capital Management, L.P.